Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,884,620
Previously Paid Amount	0.00
Total Fee Amount	674.57
Total Offset Amount	0.00
Net Fee	674.57
Narrative - Max Aggregate Offering Price	$ 4,884,620
Final Prospectus	true